SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
SHARE CAPITAL
13. SHARE CAPITAL
During the year ended December 31, 2018, the Company consolidated the common shares of the Company on the basis of one post-consolidation common share for every five pre-consolidation common shares. The common shares of the Company began trading on a consolidation-adjusted basis on the TSX and the NYSE American when the markets opened on October 30, 2018.
All share data and equity-based compensation plans have been retroactively adjusted to give effect to the consolidation.

	Note	Number of Common Shares	Share Capital
Balance at December 31, 2016		67,071,290	$746,542
Bought deal		6,272,790	26,203
Conversion of 7% Convertible Debentures		1,889,110	9,479
Shares issued under DSUs		233,539	521
Shares issued under options		4,750	16
Shares issued under warrants		644,736	2,450
Share issue costs		—	(2,044)
Balance at December 31, 2017		76,116,215	$783,167
Private placement	a	32,642,100	125,672
Shares issued under DSUs		36,194	20
Shares issued under options		24,500	77
Share issue costs		—	(901)
Balance at December 31, 2018		108,819,009	$908,035

a.
On October 1, 2018, the Company completed a $125.7 million strategic investment with La Mancha Holding S.à r.l. ("La Mancha"), a Luxembourg-incorporated private gold investment company through a private placement. La Mancha was issued 32,642,100 Golden Star common shares, representing approximately 30% of the outstanding share capital (on a non-diluted basis) after giving effect to La Mancha's investment.